Other payables and accrued liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	June 30, 2012	June 30, 2011

Other payables	$571,919	$-
Accrued liabilities	230,109	1,271,585
Total	$802,028	$1,271,585